UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22520

Oppenheimer Ultra-Short Duration Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2014 / Unaudited

	Principal Amount	Value
U.S. Government Obligations—1.1%
Federal Home Loan Bank Bonds:
0.50%, 4/17/17[1]	$3,345,000	$3,346,137
0.80%, 10/28/16	3,000,000	3,000,951

Total U.S. Government Obligations (Cost $6,340,991)		6,347,088
Corporate Bonds and Notes—44.7%
Consumer Discretionary—8.1%
Auto Components—0.9%
Johnson Controls, Inc., 7.70% Sr. Unsec. Nts., 3/1/15	5,000,000	5,263,310
Automobiles—5.5%
American Honda Finance Corp.:
0.635% Sr. Unsec. Nts., 6/18/14[1,2]	3,500,000	3,502,842
1.00% Unsec. Nts., 8/11/15[2]	4,607,000	4,639,585
Daimler Finance North America LLC:
0.829% Sr. Unsec. Nts., 1/9/15[1,2]	1,000,000	1,003,510
1.30% Sr. Unsec. Nts., 7/31/15[2]	5,560,000	5,614,093
1.65% Sr. Unsec. Nts., 4/10/15[2]	2,000,000	2,022,646
1.875% Sr. Unsec. Nts., 9/15/14[2]	2,754,000	2,767,743
2.30% Sr. Unsec. Nts., 1/9/15[2]	1,000,000	1,012,781
Nissan Motor Acceptance Corp., 4.50% Sr. Unsec. Nts., 1/30/15[2]	3,000,000	3,087,249
Volkswagen International Finance NV:
0.566% Sr. Unsec. Nts., 11/18/15[1,2]	3,000,000	3,007,596
0.835% Sr. Unsec. Nts., 11/20/14[1,2]	1,600,000	1,605,011
1.625% Sr. Unsec. Nts., 3/22/15[2]	5,000,000	5,055,460

		33,318,516
Media—1.7%
WPP Finance UK, 8% Sr. Unsec. Nts., 9/15/14	10,000,000	10,264,530
Consumer Staples—3.3%
Beverages—2.2%
Anheuser-Busch InBev Worldwide, Inc., 5.375% Sr. Unsec. Unsub. Nts., 11/15/14	12,610,000	12,941,126
Food Products—1.1%
General Mills, Inc., 1.55% Sr. Unsec. Nts., 5/16/14	6,590,000	6,592,227
Energy—2.7%
Oil, Gas & Consumable Fuels—2.7%
BP Capital Markets plc:
0.466% Sr. Unsec. Nts., 5/7/15[1]	4,000,000	4,010,248
0.566% Sr. Unsec. Nts., 11/6/15[1]	2,000,000	2,006,744
Husky Energy, Inc., 5.90% Sr. Unsec. Nts., 6/15/14	10,368,000	10,431,556

		16,448,548
Financials—18.0%
Commercial Banks—15.1%
Bank of America Corp., 7.375% Sr. Unsec. Nts., 5/15/14	11,300,000	11,322,204
Bank of Nova Scotia:
1.25% Sr. Unsec. Nts., 4/11/17	2,500,000	2,506,573
1.85% Sr. Unsec. Nts., 1/12/15	5,800,000	5,863,893

1         OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Bank of Nova Scotia: (Continued)
2.05% Sr. Unsec. Nts., 10/7/15	$2,000,000	$2,044,356
Barclays Bank plc, 5.20% Sr. Unsec. Nts., 7/10/14	2,530,000	2,552,527
BNP Paribas SA:
2.985% Sr. Unsec. Nts., 12/20/14[1]	3,121,000	3,172,821
3.60% Sr. Unsec. Nts., 2/23/16	3,310,000	3,472,137
Citigroup, Inc., 6.01% Sr. Unsec. Nts., 1/15/15	10,667,000	11,066,554
HSBC USA, Inc., 2.375% Sr. Unsec. Nts., 2/13/15	7,667,000	7,790,515
National Australia Bank Ltd.:
3.00% Sr. Unsec. Nts., 7/27/16[2]	3,120,000	3,265,626
3.75% Sr. Unsec. Nts., 3/2/15[2]	2,400,000	2,468,141
Nordea Bank AB:
0.697% Sr. Unsec. Nts., 5/13/16[1,2]	5,000,000	5,029,770
0.875% Sr. Unsec. Nts., 5/13/16[2]	2,000,000	2,001,428
2.25% Sr. Unsec. Nts., 3/20/15[2]	8,000,000	8,135,000
Rabobank Nederland:
2.125% Sr. Unsec. Nts., 10/13/15	2,500,000	2,559,303
3.20% Sr. Unsec. Nts., 3/11/15[2]	1,472,000	1,507,749
Royal Bank of Canada:
0.85% Sr. Unsec. Nts., 3/8/16	5,000,000	5,021,640
0.925% Sr. Unsec. Nts., 10/30/14[1]	1,500,000	1,505,064
Wells Fargo Bank NA, 0.75% Sr. Unsec. Nts., 7/20/15	4,000,000	4,014,956
Westpac Banking Corp., 0.665% Sr. Unsec. Nts., 11/25/16[1]	5,000,000	5,014,595

		90,314,852
Consumer Finance—2.3%
American Express Credit Corp., 5.125% Sr. Unsec. Nts., 8/25/14	1,955,000	1,983,660
Capital One Financial Corp., 7.375% Sr. Unsec. Nts., 5/23/14	11,807,000	11,848,230

		13,831,890
Diversified Financial Services—0.6%
ING Bank NV:
1.635% Sr. Unsec. Nts., 6/9/14[1,2]	2,000,000	2,002,960
2.375% Sr. Unsec. Nts., 6/9/14[2]	2,000,000	2,004,018

		4,006,978
Industrials—6.2%
Aerospace & Defense—1.9%
BAE Systems Holdings, Inc., 4.95% Sr. Unsec. Nts., 6/1/14[2]	11,564,000	11,599,617
Industrial Conglomerates—2.1%
General Electric Capital Corp.:
0.493% Sr. Unsec. Nts., 9/15/14[1]	2,750,000	2,753,187
1.107% Sr. Unsec. Nts., 5/9/16[1]	1,170,000	1,185,578
1.625% Sr. Unsec. Nts., 7/2/15	2,500,000	2,534,205
2.25% Sr. Unsec. Nts., 11/9/15	2,000,000	2,052,950
4.375% Sr. Unsec. Nts., 9/21/15	1,600,000	1,687,080
4.875% Sr. Unsec. Nts., 3/4/15	1,480,000	1,536,222
6.90% Sr. Unsec. Nts., 9/15/15	560,000	603,994

		12,353,216
Road & Rail—2.2%
CSX Corp., 6.25% Sr. Unsec. Nts., 4/1/15	6,907,000	7,257,599

2         OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Road & Rail (Continued)
Union Pacific Corp.:
4.875% Sr. Unsec. Nts., 1/15/15	$2,410,000	$2,482,310
5.375% Sr. Unsec. Nts., 5/1/14	3,300,000	3,300,000

		13,039,909
Information Technology—3.4%
IT Services—1.7%
Xerox Corp.:
4.25% Sr. Unsec. Nts., 2/15/15	4,080,000	4,199,589
8.25% Sr. Unsec. Nts., 5/15/14	6,317,000	6,330,746

		10,530,335
Software—1.7%
CA, Inc., 6.125% Sr. Unsec. Nts., 12/1/14	9,750,000	10,061,834
Materials—2.6%
Chemicals—0.8%
Ecolab, Inc.:
2.375% Sr. Unsec. Nts., 12/8/14	1,075,000	1,086,959
4.875% Sr. Unsec. Nts., 2/15/15	3,595,000	3,710,055

		4,797,014
Metals & Mining—1.8%
Rio Tinto Finance USA Ltd., 4.005% Sr. Unsec. Nts., 5/1/14	8,099,000	8,099,000
Rio Tinto Finance USA plc, 0.784% Sr. Unsec. Nts., 6/19/15[1]	2,500,000	2,508,105

		10,607,105
Utilities—0.4%
Multi-Utilities—0.4%
Alliant Energy Corp., 4% Sr. Unsec. Nts., 10/15/14	2,238,000	2,272,109

Total Corporate Bonds and Notes (Cost $267,900,459)		268,243,116
Short-Term Notes—46.8%
Banks—6.7%
BNP Paribas SA, 0.824%, 12/12/16[1]	3,500,000	3,524,041
Commonwealth Bank of Australia
0.735%, 9/20/16[1,2,3]	3,000,000	3,016,728
1.484%, 3/24/17[1,2]	3,000,000	3,038,826
3.50%, 3/19/15[2,3]	5,000,000	5,140,635
Nordea Bank AB, 3.70%, 11/13/14[2]	716,000	728,736
Santander SA Unipersonal:
0.683%, 12/2/14[3]	5,000,000	4,983,800
0.827%, 2/26/15[3]	6,000,000	5,966,595
Societe Generale North America, Inc., 0.502%, 5/14/14	5,000,000	4,999,788
Svenska Handelsbanken AB, 0.684%, 3/21/16[1,3]	5,000,000	5,026,060
Wells Fargo Bank NA, 0.508%, 7/20/15[1]	4,000,000	4,012,396

		40,437,605

3         OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages—1.7%
Diageo Capital plc, 0.26%, 6/4/14[3]	$10,000,000	$9,997,544
Chemicals—3.5%
Airgas, Inc.:
0.30%, 6/16/14[3]	5,000,000	4,998,349
0.32%, 6/2/14[3]	5,000,000	4,998,928
Eastman Chemical Co., 0.25%, 5/21/14[3]	1,200,000	1,199,833
FMC Corp., 0.28%, 5/30/14[3]	10,000,000	9,997,744

		21,194,854
Diversified Financial Services—0.4%
General Electric Capital Corp.:
0.434%, 5/11/16[1]	1,025,000	1,025,152
0.884%, 9/30/15[1]	1,165,000	1,173,432

		2,198,584
Electric Utilities—3.1%
Centrica plc, 0.39%, 7/1/14[3]	10,000,000	9,995,333
Sempra Energy, 0.261%, 5/5/14[3]	8,300,000	8,299,759

		18,295,092
Energy Equipment—1.7%
FMC Technologies, Inc., 0.32%, 5/12/14[3]	10,000,000	9,999,022
Insurance—2.7%
Prudential Financial, Inc.:
0.401%, 9/29/14[3]	5,000,000	4,992,780
0.401%, 10/27/14[3]	3,000,000	2,994,450
0.451%, 7/23/14	2,500,000	2,498,507
0.517%, 6/27/14[3]	4,000,000	3,998,473
0.602%, 5/5/14[3]	1,000,000	999,976
0.602%, 5/27/14	1,000,000	999,852

		16,484,038
Leasing & Factoring—4.5%
Daimler Finance North America LLC, 0.604%, 2/26/15[3]	2,000,000	1,990,876
Hitachi Capital America Corp.:
0.32%, 5/23/14	14,000,000	13,997,262
0.32%, 5/7/14	3,000,000	2,999,840
Nissan Motor Acceptance Corp., 0.25%, 5/20/14[3]	7,000,000	6,999,077
Volkswagen International Finance NV, 0.735%, 5/20/14[1,2]	1,150,000	1,150,052

		27,137,107
Machinery—0.2%
Pentair Finance SA, 0.29%, 5/1/14[3]	1,000,000	1,000,000

4         OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media—0.8%
Omnicom Capital, Inc., 0.21%, 5/1/14[3]	$4,750,000	$4,750,000
Metals & Mining—1.7%
Glencore Funding LLC, 0.36%, 5/16/14[3]	10,500,000	10,498,425
Municipals—6.1%
Albany Industrial Development Agency Revenue Bonds, Albany Medical Center, 0.83%, 5/1/27[1]	1,150,000	1,150,000
Albuquerque, NM Industrial Revenue Bonds, CVI Laser Corp. Project, Series 1998, 0.30%, 6/1/18[1]	900,000	900,000
Grant Cnty., WV Commission Solid Waste Disposal Revenue Bonds, 0.33%, 5/5/14	4,500,000	4,500,000
Indiana Development Finance Authority Revenue Bonds, PSI Energy, Inc. Projects, 0.35%, 12/1/38[1]	6,000,000	6,000,000
LA Stadium & Exposition District Revenue Refunding Bonds, Series 2013A, 0.985%, 7/1/14	1,920,000	1,921,786
NY Metropolitan Transportation Authority Revenue Refunding Bonds, 0.602%, 11/1/15[1]	3,000,000	2,997,450
Olathe, KS Industrial Development Revenue Bonds, Diamant Boart, Inc. Project, Series 1997B, 0.41%, 3/1/27[1]	1,700,000	1,700,000
Union County, AR Industrial Development Revenue Bonds, Tin Fiber Project, 0.33%, 10/1/27[1]	11,700,000	11,700,000
Valdosta-Lowndes County, GA Industrial Development Authority Revenue Bonds, Steeda Autosports, Inc. Project, 0.28%, 2/1/29[1]	3,660,000	3,660,000
Warren County, KY Industrial Development Authority, 0.23% 12/1/18[1]	2,200,000	2,200,000

		36,729,236
Oil, Gas & Consumable Fuels—5.0%
Apache Corp., 0.21%, 5/6/14	9,900,000	9,899,711
Canadian Natural Resources Ltd.:
0.28%, 5/1/14[2]	1,000,000	1,000,000
0.28%, 5/6/14[2]	2,000,000	1,999,922
0.29%, 5/15/14[2]	2,000,000	1,999,774
0.609%, 3/30/16[1]	5,000,000	5,008,591
ENI Finance USA, Inc.:
0.522%, 1/12/15[3]	6,000,000	5,980,425
0.593%, 3/9/15[3]	4,000,000	3,983,168

		29,871,591
Receivable Finance—3.8%
Silver Tower US Funding, 0.27%, 5/2/14[3]	22,500,000	22,499,831
Tobacco—0.8%
BAT International Finance plc, 0.31%, 7/9/14[3]	5,000,000	4,997,307
Transportation—1.6%
ERAC USA Finance LLC:
0.33%, 7/8/14[3]	3,700,000	3,698,043
0.34%, 7/15/14[3]	6,000,000	5,996,441

		9,694,484

5         OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Water Utilities—2.5%
American Water Capital Corp., 0.27%, 5/1/14[3]	$14,700,000	$14,700,000

Total Short-Term Notes (Cost $280,389,103)		280,484,720
Certificates of Deposit—6.8%
Credit Suisse, New York Branch:
0.443%, 1/6/15[1]	5,000,000	5,001,170
0.452%, 4/16/15[1]	5,000,000	5,000,000
Deutsche Bank AG, New York:
0.433%, 1/30/15[1]	5,000,000	5,001,655
0.62%, 7/15/14	5,000,000	5,003,890
Skandinaviska Enskilda Banken AB, New York:
0.55%, 1/4/16[1]	3,000,000	2,991,093
0.574%, 9/21/15[1]	5,000,000	5,005,240
0.738%, 10/20/14[1]	4,500,000	4,499,793
Swedbank AB, New York
0.657%, 1/6/17[1]	3,000,000	3,005,010
Swedbank AB, New York
0.663%, 12/16/16[1]	5,000,000	5,002,095

Total Certificates of Deposit (Cost $40,500,000)		40,509,946
Total Investments, at Value (Cost $595,130,553)	99.4%	595,584,870
Assets in Excess of Other Liabilities	0.6	3,725,242

Net Assets	100.0%	$599,310,112

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.
2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $89,407,498 or 14.92% of the Fund’s net assets as of April 30, 2014.
3.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $183,699,602 or 30.65% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2014 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. There were no affiliate securities held by the Fund as of April 30, 2014. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares July 31, 2013	Gross Additions	Gross Reductions	Shares April 30, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	—	278,250,739	278,250,739	—
				Income
Oppenheimer Institutional Money Market Fund, Cl. E				$1,840

6         OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Ultra-Short Duration Fund (the “Fund”), formerly named Oppenheimer Short Duration Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and

7         OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

“asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation

8         OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

9         OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
U.S. Government Obligations	$—	$6,347,088	$—	$6,347,088
Corporate Bonds and Notes	—	268,243,116	—	268,243,116
Short-Term Notes	—	280,484,720	—	280,484,720
Certificates of Deposit	—	40,509,946	—	40,509,946

Total Assets	$—	$595,584,870	$—	$595,584,870

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$595,131,325

Gross unrealized appreciation	$543,029
Gross unrealized depreciation	(89,484)

Net unrealized appreciation	$453,545

10         OPPENHEIMER ULTRA-SHORT DURATION FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Ultra-Short Duration Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/9/2014